Note 21 - Taxes (Details Textual)	12 Months Ended
Dec. 31, 2024
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	50.00%
US Related Gross Transportation Income That Tax Applies	4.00%